Finance Income and Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Finance Income And Expenses [Abstract]
Summary of Finance Income and Finance Expenses

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Finance income	2,581	303	140
Finance expenses	(1,809)	(2,099)	(2,475)
Net finance expenses	772	(1,796)	(2,335)